Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0002078149
Registrant Name	VERI MEDTECH HOLDINGS, INC.
Form Type	S-1/A
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Veri Medtech Holdings, Inc.